Accounts payable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
The following is a table summarizing the components of our accounts payable as of December 31, 2022 and 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Scorpio MR Pool Limited	$7,333	$62
Scorpio Handymax Tanker Pool Limited	2,333	625
Amounts due to a related party bunker supplier	2,322	—
Scorpio Ship Management S.A.M. (SSM)	734	9,684
Scorpio Commercial Management S.A.M. (SCM)	507	25
Scorpio LR2 Pool Limited	424	1,076
Scorpio Services Holding Limited (SSH)	286	1,888
Amounts due to a related party port agent	137	257
Scorpio LR1 Pool Limited	—	785
Accounts payable to related parties	14,076	14,402

Suppliers	14,672	20,678
	$28,748	$35,080
The majority of accounts payable are settled with a cash payment within 90 days. No interest is charged on accounts payable. We consider that the carrying amount of accounts payable approximates fair value.